Financial Instruments (Details 6) - Taxes On Adjustments To Financial Assets Available For Sale Equity Interest Investments [Member]	12 Months Ended
Dec. 31, 2024
Later than one year and not later than two years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Economic and Financial Management	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)
Quality (limit established) DECi	8.69
Quality (limit established) FECi	6.39
Quality (performed) DECi	7.85
Quality (performed) FECi	5.20
Later Than Two Year And Not Later Than Three Years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Economic and Financial Management	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)
Quality (limit established) DECi	8.36
Quality (limit established) FECi	5.94
Quality (performed) DECi	7.92
Quality (performed) FECi	5.35